Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
Total debt for the Company is comprised of the following:
	December 31, 2022	December 31, 2021
Credit Agreement
Current	$22,152	$3,840
Non-current	345,328	136,320
	$367,480	$140,160
Less: unamortized debt issuance costs	(6,852)	(3,041)
	$360,628	$137,119

Schedule of Maturities of Long-Term Debt	Future maturities of the Credit Agreement as of December 31, 2022, were as follows:
2023	$22,152
2024	22,856
2025	36,225
2026	7,069
2027	279,178
Thereafter	—
$367,480